STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Appropriation of after Tax Income to Statutory Surplus Reserve Per Annum	10.00%
Reserve Level Threshold for Mandatory Transfer Percentage	50.00%
Minimum Appropriation of after Tax Income to Development Fund Percentage for Private Schools Requiring Reasonable Return	25.00%
Minimum Appropriation of Annual Increase of Net Assets to Development Fund for Private Schools that do not Require Reasonable Return	25.00%
Appropriations to Statutory Surplus Reserve	$ 1,519	$ 476
Appropriations to Development Fund	18,856	9,432
Paid in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	390,762	80,889
Statutory Reserve Plus Development Fund of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	58,690	38,315
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 449,452	$ 119,204